INCOME TAXES (Details) (USD $)	3 Months Ended			12 Months Ended	16 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2013
INCOME TAXES
Income tax expense or benefit recognized	$ 0	$ 0	$ 0	$ 0	$ 0
Deferred tax assets:
Net operating loss carry-forward	2,226,000	860,000	462,000	1,737,000	1,737,000
Valuation allowance	(2,226,000)	(860,000)	(462,000)	(1,737,000)	(1,737,000)
Federal statutory income tax rate (as a percent)	35.00%
Effective income tax rate (as a percent)	0.00%
INCOME TAXES
Net operating loss carryforwards	2,213,000
Unrecognized accrued interest or penalties	0
2032
INCOME TAXES
Net operating loss carryforwards	460,000
2033
INCOME TAXES
Net operating loss carryforwards	1,267,000
2034
INCOME TAXES
Net operating loss carryforwards	486,000
Federal
INCOME TAXES
Net operating loss carryforwards	1,777,000
State
INCOME TAXES
Net operating loss carryforwards	$ 435,000